Consolidated Statements of Changes in Equity (Deficit) Statement - USD ($) $ in Thousands	Total	Ordinary shares	Share premium	Other capital reserves	Accumulated deficit	Cumulative translation adjustments	Accumulated other comprehensive income (loss)
Beginning balance (in shares) at Dec. 31, 2020		133,934,090
Beginning balance at Dec. 31, 2020	$ (36,806)	$ 3,269	$ 276,560	$ 46,677	$ (363,291)	$ (219)	$ 198
Loss for the year	(20,263)				(20,263)
Re-measurement gains (losses) on defined benefit plans | Previously stated	(33)						(33)
Re-measurement gains (losses) on defined benefit plans	(33)
Foreign currency translation	157					157
Net gain (loss) on cash flow hedge	(129)						(129)
Total comprehensive loss	(20,268)				(20,263)	157	(162)
Issue of shares in connection with the exercise of options and warrants (in shares)		2,985,200
Issue of shares in connection with the exercise of options and warrants, and vesting of restricted shares awards	138	$ 70	68
Issue of shares and warrants	10,000
Transaction costs	(177)		(177)
Share-based payments	5,135			5,135
Conversion of convertible debt (in shares)		7,227,308
Increase (decrease) through conversion of convertible instruments, equity	$ 17,672	$ 175	(12,111)	5,386
Ending balance (in shares) at Dec. 31, 2021	151,419,322	151,419,322
Ending balance at Dec. 31, 2021	$ (24,306)	$ 3,687	298,389	57,198	(383,554)	(62)	36
Loss for the year	(9,008)				(9,008)
Re-measurement gains (losses) on defined benefit plans | Previously stated	71						71
Re-measurement gains (losses) on defined benefit plans	71
Foreign currency translation	(638)					(638)
Net gain (loss) on cash flow hedge	202						202
Total comprehensive loss	(9,373)				(9,008)	(638)	273
Issue of shares in connection with the exercise of options and warrants (in shares)		3,441,468
Issue of shares in connection with the exercise of options and warrants, and vesting of restricted shares awards	0	$ 48	(48)
Transaction costs	(2,170)		(2,170)
Increase (decrease) through change in nominal value	0	$ (2,283)	2,283
Reduction of issued capital	0		(327,463)		327,463
Increase (decrease) through exercise of warrants, equity	195			195
Share-based payments	$ 5,477			5,477
Ending balance (in shares) at Dec. 31, 2022	193,426,478	193,426,478
Ending balance at Dec. 31, 2022	$ 2,104	$ 2,306	2,418	62,870	(65,099)	(700)	309
Loss for the year	(40,990)				(40,990)
Re-measurement gains (losses) on defined benefit plans	(46)						(46)
Foreign currency translation	97					97
Net gain (loss) on cash flow hedge	(76)						(76)
Total comprehensive loss	(41,015)				(40,990)	97	(122)
Issue of shares in connection with the exercise of options and warrants (in shares)		5,520,010
Issue of shares in connection with the exercise of options and warrants, and vesting of restricted shares awards	0	$ 60	(60)
Transaction costs	(551)		(551)
Reduction of issued capital	0		(12,727)		12,727
Increase (decrease) through exercise of warrants, equity	82			82
Share-based payments	7,104			7,104
Bridge loans from related party	$ 205			205
Ending balance (in shares) at Dec. 31, 2023	246,262,004	246,262,004
Ending balance at Dec. 31, 2023	$ (6,071)	$ 2,878	$ 14,568	$ 70,261	$ (93,362)	$ (603)	$ 187